Supplement to the
Fidelity® Series
Emerging Markets
Fund
December 30, 2009
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 4.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Sam Polyak (co-manager) has managed the fund since July 2010.

The following information replaces information for Alicia Frank found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section beginning on page 13.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR H.K., at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements biographical information found in the "Fund Management" section on page 14.

Sam Polyak is co-manager of the fund, which he has managed since July 2010. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2010 as a portfolio manager, Mr. Polyak served as a portfolio manager for Ninth Wave Capital Management beginning in 2007 and as a director for OppenheimerFunds, Inc. in New York beginning in 2005.

The following information replaces biographical information for Alicia Frank found in the "Fund Management" section on page 14.

Per Johansson is co-manager of the fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

ILF-10-02 August 10, 2010
1.895215.105

Supplement to the
Fidelity® Series
Emerging Markets
Fund
Class F
December 30, 2009
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 4.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other affiliates of FMR serve as sub-advisers for the fund.

The following information supplements information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Sam Polyak (co-manager) has managed the fund since July 2010.

The following information replaces information for Alicia Frank found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section beginning on page 13.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR H.K., at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements biographical information found in the "Fund Management" section on page 14.

Sam Polyak is co-manager of the fund, which he has managed since July 2010. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2010 as a portfolio manager, Mr. Polyak served as a portfolio manager for Ninth Wave Capital Management beginning in 2007 and as a director for OppenheimerFunds, Inc. in New York beginning in 2005.

The following information replaces biographical information for Alicia Frank found in the "Fund Management" section on page 14.

Per Johansson is co-manager of the fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

ILF-F-10-02 August 10, 2010
1.901789.103